Marketable securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Schedule Of Fair Value, Amortized Cost And Unrealized Holding Gains And Losses Of Marketable Securities
As of December 31, 2023, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$99,745	$302	$(805)	$99,242
Corporate bonds	377,991	985	(2,080)	376,896
Total	$477,736	$1,287	$(2,885)	$476,138

As of December 31, 2022, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

U.S. Treasury and other U.S. government agencies	$77,005	$2	$(2,559)	$74,448
Corporate bonds	364,904	7	(8,227)	356,684
Total	$441,909	$9	$(10,786)	$431,132

Schedule Of Fair Value And Amortized Cost Of Available-For-Sale Securities By Contractual Maturity
The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2023:

	Amortized Cost	Fair Value
Due within one year	$149,188	$147,806
Due after one year through two years	328,548	328,332
Total	$477,736	$476,138